Crypto Assets	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Crypto Assets

Note 4 – Crypto Assets

On April 24, 2026, the Company entered into a Simple Agreement for Future Tokens (“SAFT”) with QB Limited pursuant to which the Company agreed to acquire an aggregate of 16,000,000 QB Utility Tokens (“QB Tokens”) in two tranches. The first tranche consisted of 1,000,000 QB Tokens in exchange for $250,000 in cash, and the second tranche consisted of 15,000,000 QB Tokens in exchange for 500,000 ordinary shares of the Company. At the time of execution of the SAFT, the QB Tokens were still under development.

On May 19, 2026, the QB Token smart contract was deployed on the BNB Smart Chain and the QB Tokens were created. On the same date, QB Limited transferred the 16,000,000 QB Tokens to a blockchain wallet designated and controlled by the Company. Accordingly, the Company obtained control of the QB Tokens on May 19, 2026.

The following table presents the Company’s significant crypto asset holdings as of June 30, 2026:

	June 30, 2026
	Quantity	Cost Basis	Fair Value
QB tokens	16,000,000	$7,560,000	$7,560,000

The fair value measurement of the QB Tokens is classified within Level 3 of the fair value hierarchy under ASC 820, Fair Value Measurement, because an active market and sufficient observable market inputs were not available.

On May 19, 2026, the acquisition-date value of the 16,000,000 QB Tokens was determined based on the transaction consideration of $250,000 in cash and 500,000 ordinary shares of the Company. The share consideration was valued using the Company’s quoted closing share price of $14.62 per share, resulting in share consideration of $7,310,000 and an aggregate transaction value of $7,560,000, or $0.4725 per QB Token.

As of June 30, 2026, the Company used the May 19, 2026 transaction price as the calibration point for determining fair value. As there were no subsequent orderly market transactions, exchange listing, or other significant developments affecting the QB Tokens through June 30, 2026, no adjustment to the calibrated transaction price was considered necessary. Accordingly, the fair value remained $0.4725 per QB Token, resulting in an aggregate fair value of $7,560,000.